COMMITMENTS AND CONTINGENCIES (Leases for Office and Production Facilities) (Details) (USD $)		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2007 Miami Beach, FL (HQ) [Member]	Jun. 30, 2012 Miami Beach, FL (HQ) [Member]	Mar. 31, 2010 Deerfield Beach, FL (Production) [Member]	Jun. 30, 2012 Deerfield Beach, FL (Production) [Member]	Oct. 31, 2011 Pompano, FL (Production) [Member]	Jun. 30, 2012 Pompano, FL (Production) [Member]	Dec. 31, 2007 Ashville, NC (Sales) [Member]	Jun. 30, 2012 Ashville, NC (Sales) [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense, monthly, net		$ 5,700				$ 6,350
Operating leases, rent expense, annually, net		68,400
Area of the facility				7,500		13,137		570
Operating lease expiration period				5 years				2 years
Operating leases, rent expense, monthly, net, during first year				3,437				1,600
Operating lease renewal option extended period				5 years				2 years
Due in 2012	52,401				22,308		20,193		9,900
Due in 2013	45,657				45,657
Due in 2014	47,483				47,483
Due in 2015	20,107				20,107
Beyond
Total	$ 165,648				$ 135,555		$ 20,193		$ 9,900